Investments in Financial Instruments -Available-for-sale financial assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	$ 45,136,751
Balance at the end of year	43,996,852	$ 45,136,751
Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI	(1,622,976)	6,891,428
Open Ended Fund
Reconciliation for all assets and liabilities measured at fair value
Foreign exchange (loss) gain derived from the hedged Warrants issued by UHI	(167,490)	615,528
Available-for-sale financial assets
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	44,754,998	40,915,820
Change in fair value in other comprehensive income (1)	(1,062,238)	3,839,178
Balance at the end of year	43,692,760	44,754,998
Available-for-sale financial assets | Warrants issued by UHI
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	38,298,606	35,042,577
Change in fair value in other comprehensive income (1)	(1,903,423)	3,256,029
Balance at the end of year	36,395,183	38,298,606
Available-for-sale financial assets | Available-for-sale investments
Reconciliation for all assets and liabilities measured at fair value
Balance at beginning of year	6,456,392	5,873,243
Change in fair value in other comprehensive income (1)	841,185	583,149
Balance at the end of year	$ 7,297,577	$ 6,456,392